Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Risk Management Tables
Schedule of maximum exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the end of the reporting period is as follows:

	Notes	December 31, 2017	December 31, 2016

Available–for–sale securities		$55	$76
Accounts receivable, net of provision for doubtful accounts	8	480,792	405,916
Cash and cash equivalents	7	508,982	375,753
Current restricted cash	7	5,465	5,371
Fair value of derivative instruments–assets	12	23,539	26,337

Total		$1,018,833	$813,453

Schedule of contractual maturities of non-derivative financial liabilities

The following are the contractual maturities of non–derivative financial liabilities, including estimated interest payments. Amounts under the “Years” columns represent the contractual undiscounted cash flows of each liability.

As of December 31, 2017

	Years
	Carrying amount	Contractual cash flows	One	Two	Three	Four	Five and thereafter

Short–term borrowings	$79,263	$80,459	$80,459	$—	$—	$—	$—
Long–term Debt	3,063,801	3,568,473	586,446	485,333	498,336	460,022	1,538,336
Bonds	609,049	732,149	81,062	78,140	572,947	—	—

Total debt	3,752,113	4,381,081	747,967	563,473	1,071,283	460,022	1,538,336
Accounts payable	532,048	532,048	526,964	—	—	—	5,084

Contractual maturities	$4,284,161	$4,913,129	$1,274,931	$563,473	$1,071,283	$460,022	$1,543,420

As of December 31, 2016

	Years
	Carrying amount	Contractual cash flows	One	Two	Three	Four	Five and thereafter

Short–term borrowings	$62,302	$63,244	$63,244	$—	$—	$—	$—
Long–term Debt	2,574,306	2,965,631	402,083	429,941	394,075	370,139	1,369,393
Bonds	637,627	818,950	86,188	81,579	78,132	573,051	—

Total debt	3,274,235	3,847,825	551,515	511,520	472,207	943,190	1,369,393
Accounts payable	495,840	495,840	493,106	2,734	—	—	—

Contractual maturities	$3,770,075	$4,343,665	$1,044,621	$514,254	$472,207	$943,190	$1,369,393

Schedule of interest rates for interest-bearing

Interest rates for interest–bearing financial obligations are as follows:

	December 31, 2017
	Weighted average interest rate	Total
Short–term borrowings	3.96%	$79,263
Long–term debt and financial leases	4.14%	3,063,801
Bonds – Colombia	10.58%	59,808
Bonds – Luxembourg	7.95%	549,241

Total		$3,752,113

	December 31, 2016
	Weighted average interest rate	Total
Short–term borrowings	4.20%	$62,302
Long–term debt and financial leases	3.41%	2,574,306
Bonds – Colombia	12.96%	88,770
Bonds – Luxembourg	7.95%	548,857

Total		$3,274,235

Schedule of summary quantitative data

The summary quantitative data about the Company’s exposure to currency risk as reported to the management of the Company based on its risk management policy was as follows:

	December 31, 2017
	USD	Colombian Pesos	Euros	Venezuelan Bolivares	Argentinean Pesos	Brazilian Reals	Others	Total
Cash and cash equivalents	$342,524	$70,957	$20,914	$11	$6,874	$19,468	$48,234	$508,982
Available-for-sale securities	—	—	—	55	—	—	—	55
Accounts receivable, net of provision for doubtful accounts	71,640	133,319	50,983	102	8,282	21,749	194,717	480,792
Secured debt and bonds	(2,931,194)	(61,784)	(127,416)	—	—	—	—	(3,120,394)
Unsecured debt	(628,767)	(2,952)	—	—	—	—	—	(631,719)
Accounts payable	(286,401)	(144,146)	(10,239)	(119)	(7,184)	(11,943)	(72,016)	(532,048)

Net financial position exposure	$(3,432,198)	$(4,606)	$(65,758)	$49	$7,972	$29,274	170,935	$(3,294,332)

Sensitivity analysis
Change of 1% in exchange rate
Effect on profit of the year		$(46)	$(658)	$—	$80	293

	December 31, 2016
	USD	Colombian Pesos	Venezuelan Bolivares	Argentinean Pesos	Brazilian Reals	Other	Total
Cash and cash equivalents	$313,380	$18,220	$1,463	$9,813	$7,364	$25,513	$375,753
Available-for-sale securities	—	—	76	—	—	—	76
Accounts receivable, net of provision for doubtful accounts	123,562	79,951	515	10,162	35,093	156,633	405,916
Secured debt and bonds	(2,437,710)	(88,769)	—	—	—	(126,564)	(2,653,043)
Unsecured debt	(616,571)	(4,621)	—	—	—	—	(621,192)
Accounts payable	(248,712)	(164,497)	(1,756)	(10,897)	(14,337)	(55,641)	(495,840)

Net financial position exposure	$(2,866,051)	$(159,716)	$298	$9,078	$28,120	$(59)	$(2,988,330)

Sensitivity analysis
Change of 1% in exchange rate
Effect on profit of the year		$(1,597)	$3	$91	$281

Schedule of reporting date the interest rate profile

At the reporting date the interest rate profile of the Company’s interest–bearing financial instruments is:

Carrying amount – asset/(liability)	December 31, 2017	December 31, 2016

Fixed rate instruments
Financial assets	$340,877	$261,603
Financial liabilities	(3,003,336)	(2,920,301)
Interest rate swaps	2,990	269

Total	$(2,659,469)	$(2,658,429)

Floating rate instruments
Financial assets	$51,042	$46,433
Financial liabilities	(748,777)	(353,934)

Total	$(697,735)	$(307,501)

Schedule of summary of the debt-to-capital ratio

Following is a summary of the debt–to/capital ratio of the Company:

		December 31, 2017	December 31, 2016
Debt	16	$3,752,113	$3,274,235
Less: cash and cash equivalents and restricted cash	7	(514,447)	(381,124)

Total net debt		3,237,666	2,893,111
Total equity attributable to the Company		1,415,650	1,400,509

Total Capital		$4,653,316	$4,293,620

Net debt–to–capital ratio		68%	67%